Coworker Retirement and Other Compensation Benefits Coworker Stock Purchase Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Coworker Retirement and Other Compensation Benefits [Line Items]
Equity-based compensation expense	$ 39,200,000	$ 31,200,000	$ 16,400,000
Coworker Stock Purchase Plan [Member]
Coworker Retirement and Other Compensation Benefits [Line Items]
Employee stock purchase plan discount to market price (as percent)	5.00%
Equity-based compensation expense	$ 0.0